Dividends Payable (Details) - Schedule of Distributed Dividends Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Distributed Dividends Per Share [Abstract]
Dividends to be distributed	$ 458,165	$ 872,800
Number of outstanding shares of share capital– ordinary shares	2,218,116,370	2,218,116,370
Dividends per share	$ 0.21	$ 0.39